BABSON BOND TRUST
Semiannual Report
May 31, 1999


A no-load mutual fund that emphasizes
current income and offers shares in two
portfolios: Portfolio L (invests in
longer term bonds) Portfolio S (invests
in shorter term bonds)

Babson Funds
Jones & Babson Distributors
A Member of the Generali Group


Message to our Shareholders

Absolute returns in the fixed income market for the first half of the year were a disappointment, reflecting the rise in the general level of interest rates since the beginning of 1999. However, Babson Bond Trust's performance benefited from its exposure to corporate bonds, agencies, mortgages and asset-backed securities which performed well during this time period relative to the Treasury sector.

At the outset of 1999, market consensus was that early in the new year the Federal Reserve would again ease rates, after having lowered them three times in quick succession last fall to diffuse the financial market turmoil. It was also expected that as a result, interest rates across the yield curve would drift downward.
Such rate expectations were based on the general belief that the U.S. economy would finally start to slow in reaction to anemic global growth. But in fact the U.S. economy continued to steam ahead, showing few signs, if any, of losing strength. By late spring the Federal Reserve indicated that it was prepared to raise short-term rates as a pre-emptive measure to thwart the risk of an increase in the level of inflation. Though the Fed acknowledges that there are no signs of gathering inflation, it is worried that the imbalance between strong demand outpacing productivity gains coupled with a dwindling labor pool will lead to wage pressures. This in turn could threaten the viability of the current economic expansion. The net effect of this was to send interest rates up a full percentage point since the end of last year.

Normalcy returned to the credit markets after the financial market turmoil dissipated during the fourth quarter of 1998. Improved liquidity for spread sector securities, such as corporates, mortgages and asset-backs helped to fuel record corporate issuance and allowed quality spreads to retrace a majority of the widening incurred last summer and fall. The compression of spreads across all spread product sectors helped to partially offset price depreciation due to the rise in interest rates.

For the six and twelve month periods ending May
31, 1999, total investment returns (price change and reinvested distributions) for Portfolio S were 0.40% and 4.08%, respectively. Dividends for the previous twelve months amounted to $0.567 per share, resulting in an income yield of 5.76% based on a beginning net asset value of $9.84. During the same six and twelve month periods, total investment returns for Portfolio
L were -0.33% and 3.23%, respectively. Dividends for the previous twelve months were $0.091 per share, producing an income yield of 5.75% based on a beginning net asset value of $1.58.

Both Portfolio S and L maintain their
Morningstar four-star rating.1 Portfolio S is ranked in the top decile of the Lipper Short-
Intermediate Investment Grade Bond fund grouping for the most recent three-year period.2
Portfolio L remains ranked in the top half of the Lipper A-Rated Bond Fund category for the most recent one-year period.

Average annual compounded total returns for Portfolio S for one, five and ten year periods as of June 30, 1999, were 3.22%, 6.61% and
7.16%, respectively. For Portfolio L, total returns for one, five and ten year periods were 1.88%, 6.86% and 7.51%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Outlook

The U.S. economy, now in its ninth year of business expansion, continues to have good momentum, though the pace appears to be slowing from the levels experienced in late 1998 and for the first quarter of 1999. Real economic growth has averaged 4% for the last three years, but should decelerate toward the 3% range, primarily due to an expected slowdown in consumption. Both the rising stock market's wealth effect and the lowest interest rates in over thirty years have been major factors in boosting consumer demand.
With interest rates up substantially over the past six months, mortgage refinancing activity has fallen. This, coupled with a slowing in job creation and a less robust stock market, should retard spending.

The Federal Reserve recently signaled that, even though today's level of inflation is not a problem, the imbalance between the strong demand for labor and a dwindling labor pool warrant pre-emptive action on their part to minimize the need for more drastic measures in the future to stem potential wage pressures. At this time, a modest hike in the short-term rates the Fed controls is expected. If business activity does not converge to the Fed's 3% estimate for the economy's non-inflationary growth potential then further rate hikes should be anticipated.

Portfolio Review

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income, and maintain reasonable stability of principal.
Through active portfolio management, our ongoing investment strategy is to uncover attractive investment opportunities and to replace fully valued situations with what are believed to be undervalued opportunities.

Our bias toward shorter maturity corporates, initiated during the fourth quarter of 1998, remained in place over the past six months.
Breakeven analysis using a one year time horizon still favored shorter maturity (i.e., 2-year) corporate bonds over both intermediate (i.e., 5-year) and long maturity (i.e., 30-year) securities. In light of this, and partially reflective of our increased concerns over credit trends, we sold holdings of Tosco and Dana Corp.
maturing in 2006 and 2008, respectively.

Other corporate activity included selling positions in the GMAC 2000 notes and the Merrill
Lynch 2001 notes at much narrower spreads to Treasuries than when initially purchased during the fourth quarter. In replacing these two issues, we purchased JB Hunt Transportation and Service Corp. International, both maturing in 2000. While these two issues are lower rated than the GMAC and Merrill Lynch notes that were sold, both are solid triple-B credits that carry very attractive yields.

Activity also included adding to residential mortgage backed securities sector exposure by purchasing Freddie Mac (FHLMC) 30-year pass-throughs and increasing exposure to triple-A rated commercial mortgage backed securities
(CMBS). Nationwide, real estate trends and property level fundamentals are very solid, thanks to continued strength in the domestic economy. In our view, yields on CMBS securities are extremely attractive versus other high quality fixed income sectors. Notably, CMBS has been one of the best performing sectors year to date. We continue to look for opportunities in well-structured and diversified deals
(geographically and loan type) from solid originators, which trade well in the secondary market.

Both Portfolio S and L have an average quality rating of low AA. Currently, the average maturity is 5 years for Portfolio S and 8.9 years for Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities. A more precise measure of a portfolio's sensitivity to change in the level of interest rates is its average effective duration. Portfolio S and L have average effective durations of 3.7 and 5 years, respectively.

Sincerely,
/s/Larry D. Armel
Larry D. Armel
President

1 Morningstar proprietary ratings reflect three year risk-adjusted performance as of May 31, 1999.

2  Lipper Short-Intermediate Investment Grade
   Bond Fund ranking for Portfolio S for one, three, five and ten year periods ended May 31, 1999, were 48 of 101, 7 of 76, 6 of 53, and 4 of 11, respectively.

   Lipper A-Rated Bond Fund ranking for
   Portfolio L for one, three, five and ten year periods ended May 31, 1999, were 60 of 158,
   58 of 130, 46 of 87, and 22 of 42, respectively.


CHART

Quality Ratings
                Portfolio L    Portfolio S
Aaa               47.8%          47.6%
Aa                 6.4            8.0
A                 20.2           19.0
Lower             25.6           25.4
Total            100.0%         100.0%
Source: Moody's


Schedule of Investments
May 31, 1999 (unaudited)
Portfolio L

Description                                          Principal Amount    Market Value
CORPORATE BONDS - 58.69%
BANKS AND FINANCE - 20.73%
American Stores Company,
        8.00% debentures, due June 1, 2026 $            $   1,650,000   $   1,778,172
Associates Corporation North America,
        5.80% senior notes, due April 20, 2004              4,500,000       4,380,975
Comed Transitional Funding Trust,
        Series 98-1, Cl. A-6,
        5.63% notes, due June 25, 2009                      1,250,000       1,180,850
DLJ Commercial Mortgage Corporation,
        Series 98-CG1, Cl. A1A,
        6.11% commercial mortgage pass-thru
        certificates, due December 10, 2007                 2,360,074       2,322,183
Ford Capital B V,
        10.125% notes, due November 15, 2000                2,500,000       2,640,175
Green Tree Financial Corporation,
        CMO Series 92-1 REMIC Trust, Cl. A-3,
        6.70% manufactured housing certificates,
        due October 15, 2017                                  481,915         481,428
Green Tree Securitized Net Interest Margin Trust,
        Series 95A,
        7.25% certificates, due July 15, 2005                 527,568         516,027
Hellenic Republic,
        6.95% notes, due March 4, 2008                      1,300,000       1,317,030
JP Morgan Commercial Mortgage Financial Corporation,
        Cl. A2,
        6.507% mortgage pass-thru certificates
        99-C7, due October 15, 2035                         1,500,000       1,474,922
Nomura Asset Securities Corporation, Cl. A-1B,
        6.59% commercial mortgage pass-thru
        certificates 98-D6,
        due March 17, 2028                                  3,000,000       2,978,280
Republic of Chile,
        6.875% bonds, due April 28, 2009                      750,000         709,035
Southern Investments UK PLC,
        6.375% senior notes, due November 15, 2001          1,300,000       1,289,899
SunTrust Banks, Incorporated,
        6.00% subordinate notes,
        due February 15, 2026                               3,000,000       2,876,460
Wachovia Capital Trust II,
        6.062% capital securities,
        due January 15, 2027                                1,300,000       1,265,498
                                                           25,419,557      25,210,934
COMMUNICATIONS - 7.99%
A T & T Capital Corporation,
        6.875% medium term notes,
        due January 16, 2001                                1,265,000       1,268,656
BellSouth Savings & Employee Stock Ownership Trust,
        9.19% medium term notes,
        due July 1, 2003                                      823,452         882,420
TCI Communications, Incorporated,
        7.25% senior notes,
        due June 15, 1999                                   2,400,000       2,401,680
Tele Communications, Incorporated,
        8.75% debentures,
        due February 15, 2023                               1,000,000       1,047,710
Time Warner Entertainment Company LP,
        8.375% senior debentures,
        due March 15, 2023                                  1,000,000       1,116,030
Time Warner, Incorporated,
        9.15% debentures,
        due February 1, 2023                                1,350,000       1,614,384
WorldCom, Incorporated GA,
        7.75% senior notes,
        due April 1, 2007                                   1,300,000       1,381,770
                                                            9,138,452       9,712,650
DIVERSIFIED - 2.63%
International Business Machines Corporation,
        6.22% debentures,
        due August 2, 2027                                  1,500,000       1,469,805
Lucent Technologies, Incorporated,
        6.90% notes,
        due July 15, 2001                                   1,700,000       1,732,589
                                                            3,200,000       3,202,394
INDUSTRIALS - 16.67%
Airgas, Incorporated,
        7.14% medium term notes,
        due March 8, 2004                                   1,650,000       1,669,008
Cardinal Health, Incorporated,
        6.00% notes,
        due January 15, 2006                                1,835,000       1,740,589
Comdisco, Incorporated,
        6.375% shelf issue,
        due November 30, 2001                               3,675,000       3,673,530
Georgia-Pacific Corporation,
        9.625% debentures,
        due March 15, 2022                                  1,500,000       1,621,410
Hydro Quebec, Series IO,
        8.05% debentures,
        due July 7, 2024                                    2,900,000       3,228,251
John Deere Capital Corporation,
        6.30% notes,
        due June 1, 1999                                    1,000,000       1,000,090
Oslo Seismic Services, Incorporated,
        8.28% 1st. preferred mortgage notes,
        due June 1, 2011                                    1,982,389       2,037,520
Petroleum Geo-Services A/S,
        7.50% notes,
        due March 31, 2007                                  1,500,000       1,530,660
Philip Morris Companies, Incorporated,
        7.20% senior notes,
        due February 1, 2007                                1,000,000       1,007,700
Philip Morris Companies, Incorporated,
        6.15% puttable reset securities purchases,
        due March 15, 2010                                    750,000         753,315
Raytheon Company,
        6.45% notes,
        due August 15, 2002                                 2,000,000       2,004,860
                                                           19,792,389      20,266,933
TRANSPORTATION - 3.50%
CSX Corporation,
        9.50% notes,
        due August 1, 2000                                    680,000         705,425
JB Hunt Transport Services, Incorporated,
        6.25% medium term senior notes,
        due November 17, 2000                               1,785,000       1,801,618
United Airlines Pass-Thru Trusts,
        7.27% pass-thru certificates,
        Series 96-A, Cl. A-1,
        due January 30, 2013                                1,811,249       1,746,244
                                                            4,276,249       4,253,287
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 4.03%
Canadian National Railway Company,
        7.00% notes,
        due March 15, 2004                                  1,950,000       1,963,143
Newfoundland Province of Canada,
        7.32% debentures,
        due October 13, 2023                                1,950,000       2,012,965
Ontario Province of Canada,
        5.50% bonds,
        due     October 1, 2008                             1,000,000         930,320
                                                            4,900,000       4,906,428
UTILITIES - 3.14%
Consolidated Edison Company NY, Incorporated,
        6.15% debentures,
        due July 1, 2008                                    2,000,000       1,938,860
Illinois Power Special Purpose Trust,
        Cl. A-6,
        5.54% transitional funding trust notes 98-1,
        due June 25, 2009                                   2,000,000       1,882,500
                                                            4,000,000       3,821,360
TOTAL CORPORATE BONDS - 58.69%                             70,726,647      71,373,986

CONVERTIBLE CORPORATE BOND - 2.05%
California Infrastructure & Economic Development
Bank Special Purpose Trust,
     PG & E, Series 97-1 certificates,
     Cl. A-7,
     6.42%, due September 25, 2008                          2,500,000       2,499,219

REVENUE BOND - 1.92%
New Jersey Economic Development Authority
        State Pension Funding Revenue,
        Series A,
        7.425%, due February 15, 2029                       2,200,000       2,335,146

U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT
SECURITIES AND GOVERNMENT SPONSORED ENTERPRISES - 33.43%
U.S. GOVERNMENTAL AGENCY - 10.03%
Government National Mortgage Association,
        7.50%, due March 15, 2007                             101,488         103,866
Government National Mortgage Association,
        7.50%, due July 15, 2007                              192,523         197,033
Government National Mortgage Association,
        8.00%, due October 15, 2007                           251,828         261,820
Government National Mortgage Association,
        8.00%, due November 15, 2009                        3,066,044       3,193,468
Government National Mortgage Association,
        9.50%, due April 15, 2016                              24,327          26,228
Government National Mortgage Association,
        9.50%, due January 15, 2019                            80,902          87,223
Government National Mortgage Association,
        8.00%, due May 15, 2022                               297,323         309,121
Government National Mortgage Association,
        7.00%, due March 15, 2024                           3,322,107       3,327,290
Government National Mortgage Association,
        8.00%, due December 15, 2026                        4,056,500       4,217,462
Small Business Administration guaranteed
        development participation certificates,
        Series 88-20 G,
        9.80% debentures, due July 1, 2008                    147,657         159,968
Small Business Administration guaranteed
        development participation certificates,
        Series 88-20 H,
        10.05% debentures, due August 1, 2008                 133,520         143,153
Small Business Administration guaranteed
        development participation certificates,
        Series 89-20 D,
        10.05% debentures, due April 1, 2009                  152,849         165,222
                                                           11,827,068      12,191,854
U.S. GOVERNMENT SECURITIES - 9.23%
U.S. Treasury Notes, 11.125%, due August 15,2003            1,520,000       1,820,443
U.S. Treasury Notes, 7.25%, due August 15, 2004               750,000         800,393
U.S. Treasury Notes, 6.50%, due October 15, 2006            1,065,000       1,107,930
U.S. Treasury Notes, 7.875%, due February 15, 2021          2,100,000       2,537,052
U.S. Treasury Notes, 8.125%, due May 15, 2021               4,000,000       4,956,880
                                                            9,435,000      11,222,698
*GOVERNMENT SPONSORED ENTERPRISES - 14.17%
Federal Home Loan Mortgage Corporation,
        7.75%, due April 1, 2008                              175,179         182,240
Federal Home Loan Mortgage Corporation,
        7.75%, due November 1, 2008                            37,180          38,679
Federal Home Loan Mortgage Corporation,
        8.00%, due August 1, 2009                              34,886          36,585
Federal Home Loan Mortgage Corporation,
        8.25%, due October 1, 2010                            311,639         328,680
Federal Home Loan Mortgage Corporation,
        9.00%, due June 1, 2016                               107,150         114,416
Federal Home Loan Mortgage Corporation,
        8.00%, due October 1, 2018                            151,160         158,529
Federal Home Loan Mortgage Corporation,
        9.00%, due October 1, 2018                             76,723          81,396
Federal Home Loan Mortgage Corporation,
        7.50%, due February 1, 2021                         1,223,174       1,250,303
Federal Home Loan Mortgage Corporation,
        6.00%, due November 1, 2028                         6,407,877       6,103,503
Federal National Mortgage Association,
        4.625%, due March 15, 2001                            750,000         732,293
Federal National Mortgage Association,
        5.625%, due March 15, 2001                          3,385,000       3,383,815
Federal National Mortgage Association,
        7.00%, due December 1, 2007                           392,318         392,808
Federal National Mortgage Association,
        8.25%, due January 1, 2009                            165,735         173,089
Federal National Mortgage Association,
        5.25%, due January 15, 2009                         2,500,000       2,321,050
Federal National Mortgage Association,
        8.00%, due February 1, 2009                           179,255         186,144
Federal National Mortgage Association,
        7.50%, due September 1, 2011                          225,372         231,570
Federal National Mortgage Association,
        8.50%, due July 1, 2013                                49,331          51,829
Federal National Mortgage Association,
        CMO Series 88-16B,
        guaranteed REMIC pass-thru,
        9.50%, due June 25, 2018                              135,635         143,369
Federal National Mortgage Association,
        9.25%, due October 1, 2020                             93,698          99,730
Federal National Mortgage Association,
        6.50%, due March 1, 2029                            1,245,637       1,218,383
                                                           17,646,949      17,228,411
TOTAL U.S. GOVERNMENTAL AGENCY, U.S.
GOVERNMENT SECURITIES AND GOVERNMENT SPONSORED
ENTERPRISES - 33.43%                                       38,909,017      40,642,963

REPURCHASE AGREEMENT - 6.58%
UMB Bank, n.a., 4.22%, due June 1, 1999
        (Collateralized by Federal National
        Mortgage Association, due June 17, 1999
        with a value of $ 8,160,181)                    $   8,000,000   $   8,000,000

TOTAL INVESTMENTS - 102.67%                             $ 122,335,664     124,851,314

Other assets less liabilities - (2.67%)                                    (3,248,023)

TOTAL NET ASSETS - 100.00%                                              $ 121,603,291

The identified cost of investments owned at May 31, 1999, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $1,401,689, which is comprised of unrealized appreciation of $1,176,968 and unrealized depreciation of $2,578,657. *Mortgage-backed securities

See accompanying Notes to Financial Statements.


Schedule of Investments
May 31, 1999 (unaudited)
Portfolio S

Description                                          Principal Amount    Market Value
CORPORATE BONDS - 57.97%
BANKS AND FINANCE - 16.85%
Associates Corporation North America,
        5.80% senior notes,
        due April 20, 2004                               $    750,000         730,163
Chrysler Financial Corporation,
        6.375% notes,
        due January 28, 2000                                  600,000         603,042
Comed Transitional Funding Trust,
        Series 98-1, Cl. A-6,
        5.63% notes, due June 25, 2009                      1,100,000       1,039,148
DLJ Commercial Mortgage Corporation,
        Series 98-CG1, Cl. A1A,
        6.11% commercial mortgage pass-thru
        certificates,
        due December 10, 2007                                 755,224         743,099
Green Tree Financial Corporation,
        CMO Series 92-1 REMIC Trust, Cl. A-3,
          6.70% manufactured housing certificates,
          due October 15, 2017                                131,432         131,298
Green Tree Securitized Net Interest Margin
        Trust, Series 94A,
        6.90% certificates, due February 15, 2004             126,284         126,204
Hellenic Republic,
        6.95% notes, due March 4, 2008                        375,000         379,913
JP Morgan Commercial Mortgage Financial Corporation,
        Cl. A2,
        6.507% mortgage pass-thru certificates 99-C7,
        due October 15, 2035                                  250,000         245,820
Nomura Asset Securities Corporation,
        Cl. A-1B,
        6.59% commercial mortgage pass-thru
        certificates 98-D6,
        due March 17, 2028                                    800,000         794,208
Republic of Chile,
        6.875% bonds,
        due April 28, 2009                                    200,000         189,076
Southern Investments UK PLC,
        6.375% senior notes,
        due November 15, 2001                                 300,000         297,669
SunTrust Banks, Incorporated,
        6.00% subordinate notes,
        due February 15, 2026                                 700,000         671,174
Wachovia Capital Trust II,
        6.062% capital securities,
        due January 15, 2027                                  375,000         365,048
                                                            6,462,940       6,315,862
COMMUNICATIONS - 7.76%
A T & T Capital Corporation,
        6.875% medium term notes,
        due January 16, 2001                                  350,000         351,011
BellSouth Savings & Employee Stock Ownership Trust,
        9.19% medium term notes,
        due July 1, 2003                                      597,098         639,856
TCI Communications, Incorporated,
        7.25% senior notes,
        due June 15, 1999                                   1,000,000       1,000,700
Time Warner Entertainment Company LP,
        8.375% senior debentures,
        due March 15, 2023                                    300,000         334,809
WorldCom, Incorporated GA,
        7.75% senior notes,
        due April 1, 2007                                     550,000         584,595
                                                            2,797,098       2,910,971
DIVERSIFIED - 2.07%
International Business Machines Corporation,
        6.22% debentures,
        due August 1, 2027                                    400,000         391,948
Lucent Technologies, Incorporated,
        6.90% notes,
        due July 15, 2001                                     375,000         382,189
                                                              775,000         774,137
INDUSTRIALS - 19.52%
Airgas, Incorporated,
        7.14% medium term notes,
        due March 8, 2004                                     550,000         556,336
Cardinal Health, Incorporated,
        6.25% notes, due July 15, 2008                        650,000         618,670
Comdisco, Incorporated,
        6.375% shelf issue,
        due November 30, 2001                               1,000,000         999,600
Ford Motor Credit Company,
        5.75% notes,
        due February 23, 2004                               1,600,000       1,553,888
Georgia Pacific Corporation,
        9.125% debentures,
        due July 1, 2022                                      375,000         395,175
Hydro-Quebec, Series IO,
        8.05% debentures,
        due July 7, 2024                                      425,000         473,106
John Deere Capital Corporation,
        6.30% notes, due June 1, 1999                         250,000         250,023
Oslo Seismic Services, Incorporated,
        8.28% 1st. preferred mortgage notes,
        due June 1, 2011                                      495,597         509,380
Petroleum Geo-Services A/S,
        7.50% notes,
        due March 31, 2007                                    500,000         510,220
Philip Morris Companies, Incorporated,
        7.20% senior notes,
        due February 1, 2007                                  200,000         201,540
Philip Morris Companies, Incorporated,
        6.15% puttable reset securities purchases,
        due March 15, 2010                                    250,000         251,105
Raytheon Company,
        6.45% notes,
        due August 15, 2002                                   500,000         501,215
Service Corporation International,
        6.375% notes,
        due October 1, 2000                                   500,000         498,230
                                                            7,295,597       7,318,488
TRANSPORTATION - 3.62%
Burlington Northern Santa Fe Corporation,
        6.05% medium term notes,
        due March 15, 2001                                    400,000         398,888
JB Hunt Transport Services, Incorporated,
        6.25% medium term senior notes,
        due November 17, 2000                                 350,000         353,258
United Airlines Pass-Thru Trusts,
        7.27% pass-thru certificates,
        Series 96-A, Cl. A-1,
        due January 30, 2013                                  399,886         385,534
Wisconsin Central Transportation Corporation,
        6.625% notes,
        due April 15, 2008                                    225,000         218,436
                                                            1,374,886       1,356,116
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 4.44%
Canadian National Railway Company,
        7.00% notes,
        due March 15, 2004                                    500,000         503,370
Ontario Province of Canada,
        5.50% bonds,
        due October 1, 2008                                 1,250,000       1,162,900
                                                            1,750,000       1,666,270
UTILITIES - 3.71%
Consolidated Edison Company NY, Incorporated,
        6.15% debentures,
        due July 1, 2008                                      400,000         387,772
Long Island Lighting Company,
        7.30% debentures,
        due July 15, 1999                                   1,000,000       1,002,490
                                                            1,400,000       1,390,262
TOTAL CORPORATE BONDS - 57.97%                             21,855,521      21,732,106
CONVERTIBLE CORPORATE BONDS - 1.44%
California Infrastructure & Economic
        Development Bank Special Purpose Trust,
        Series 97-1, Cl. A-2,
        6.14%, due March 25, 2002                             385,223         387,207
California Infrastructure & Economic
        Development Bank Special Purpose Trust,
        PG & E, Series 97-1 certificates, Cl. A-7,
        6.42%, due September 25, 2008                         150,000         150,795
TOTAL CONVERTIBLE CORPORATE BONDS - 1.44%                     535,223         538,002

U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT
SECURITIES AND GOVERNMENT SPONSORED
ENTERPRISES - 36.13%
U.S. GOVERNMENTAL AGENCY - 6.87%
Government National Mortgage Association,
        8.00%, due October 15, 2007                            18,258          18,982
Government National Mortgage Association,
        8.00%, due November 15, 2009                          550,219         573,087
Government National Mortgage Association,
        7.50%, due October 15, 2011                           323,229         333,935
Government National Mortgage Association,
        7.50%, due November 15, 2011                          354,894         366,647
Government National Mortgage Association,
        9.50%, due September 15, 2019                          15,075          16,252
Government National Mortgage Association,
        8.00%, due December 15, 2022                          194,163         201,867
Government National Mortgage Association,
        7.00%, due May 15, 2024                               625,262         626,238
Government National Mortgage Association,
        8.00%, due November 15, 2026                          396,804         412,549
Small Business Administration guaranteed
        development participation certificates,
        Series 88-20 G,
        9.80% debentures, due July 1, 2008                     24,609          26,661
                                                            2,502,513       2,576,218
U.S. GOVERNMENT SECURITIES - 5.97%
U.S. Treasury Bonds, 11.125%, due August 15, 2003             700,000         838,362
U.S. Treasury Notes, 7.25%, due August 15, 2004               250,000         266,798
U.S. Treasury Notes, 5.625%, due February 15, 2006            250,000         247,695
U.S. Treasury Notes, 6.50%, due October 15, 2006              850,000         884,264
                                                            2,050,000       2,237,119
*GOVERNMENT SPONSORED ENTERPRISES - 23.29%
Federal Home Loan Mortgage Corporation,
        8.25%, due July 1, 2008                                21,664          22,278
Federal Home Loan Mortgage Corporation,
        8.00%, due January 1, 2012                            488,599         505,240
Federal Home Loan Mortgage Corporation,
        9.00%, due June 1, 2016                                86,545          92,413
Federal Home Loan Mortgage Corporation,
        8.00%, due May 1, 2017                                 62,659          65,713
Federal Home Loan Mortgage Corporation,
        CMO Series 130-E,
        9.00%, due May 15, 2021                               112,935         117,276
Federal Home Loan Mortgage Corporation,
        6.00%, due November 1, 2028                         1,971,654       1,878,001
Federal National Mortgage Association,
        5.625%, due March 15, 2001                          4,425,000       4,423,451
Federal National Mortgage Association,
        7.00%, due December 1, 2007                            72,858          72,950
Federal National Mortgage Association,
        5.25%, due January 1, 2009                            300,000         278,526
Federal National Mortgage Association,
        CMO Series 90-52D, REMIC Trust,
        8.25%, due January 1, 2009                             17,264          18,030
Federal National Mortgage Association,
        7.50%, due September 1, 2011                          225,372         231,570
Federal National Mortgage Association,
        9.25%, due October 1, 2020                             49,314          52,490
Federal National Mortgage Association,
        6.50%, due March 1, 2029                              996,510         974,707
                                                            8,830,374       8,732,645
TOTAL U.S. GOVERNMENTAL AGENCY, U.S.
GOVERNMENT SECURITIES AND GOVERNMENT SPONSORED
ENTERPRISES - 36.13%                                       13,382,887      13,545,982

REPURCHASE AGREEMENT - 2.13%
UMB Bank, n.a., 4.22%, due June 1, 1999
        (Collateralized by Federal National Mortgage
        Association, due June 17, 1999 with a value
        of $812,827)                                          800,000         800,000
TOTAL INVESTMENTS - 97.67%                               $ 36,573,631      36,616,090

Other assets less liabilities - 2.33%                                         873,370

TOTAL NET ASSETS - 100.00%                                               $ 37,489,460

The identified cost of investments owned at May
31, 1999, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $395,080, which is comprised of unrealized appreciation of $178,527 and unrealized depreciation of $573,607. *Mortgage-backed securities

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities

May 31, 1999 (unaudited)

                                                           Portfolio L     Portfolio S
ASSETS:
  Investments, at value
    (identified cost $126,253,003 [L],
    $37,011,170 [S])                                     $ 124,851,314    $ 36,616,090
  Cash                                                            -            969,200
   Receivables:
     Interest                                                1,797,414         556,294
     Investments sold                                           75,519           8,325
     Fund shares sold                                           18,222            -
     Other                                                      36,966           5,008
       Total assets                                        126,779,435      38,154,917

LIABILITIES AND NET ASSETS:
  Cash overdraft                                             1,470,744            -
  Payables:
    Management fees                                             36,684           7,669
    Investments purchased                                    3,137,050         491,882
    Fund share redemptions                                      10,000            -
    Dividends                                                  521,666         165,906
       Total liabilities                                     5,176,144         665,457

NET ASSETS                                               $ 121,603,291    $ 37,489,460

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)           $ 125,588,990    $ 39,854,288
   Undistributed net investment income                         259,884            -
   Net realized loss from investment transactions           (2,843,894)     (1,969,748)
   Net unrealized depreciation of investments               (1,401,689)       (395,080)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES              $ 121,603,291    $ 37,489,460

Capital shares outstanding                                  79,202,917       3,878,151

NET ASSET VALUE PER SHARE                                $        1.54    $       9.67

See accompanying Notes to Financial Statements.


Statements of Operations
For the six months ended May 31, 1999 (unaudited)

                                                           Portfolio L     Portfolio S
INVESTMENT INCOME:
  Interest                                                $  4,076,454    $  1,200,778
  Other                                                         75,519           8,325
                                                             4,151,973       1,209,103
EXPENSES:
  Management fees                                              588,345         178,363
  Registration fees                                             12,182           4,067
    Total expenses before voluntary
     reduction of management fees                              600,527        182,430

    Less: voluntary reduction of management fees                  -           (56,325)
        Net expenses                                           600,527        126,105
    Net investment income                                    3,551,446      1,082,998

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain from investment transactions               560,782        174,523
  Net unrealized depreciation on investments
   during the period                                        (5,073,623)    (1,110,692)
    Net loss on investments                                 (4,512,841)      (936,169)
    Net increase (decrease) in net
     assets resulting from operations                     $   (961,395)   $   146,829

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
For the six months ended May 31, 1999 (unaudited) and the year ended November 30, 1998

                                                                        1999                         1998

                                                             Portfolio L   Portfolio S     Portfolio L   Portfolio S
OPERATIONS:
  Net investment income                                    $   3,551,446  $  1,082,998   $   7,650,015  $  2,296,520
  Net realized gain from investment transactions                 560,782       174,523       2,150,330       337,141
  Net unrealized appreciation (depreciation) on investments
   during the period                                          (5,073,623)   (1,110,692)        394,034       155,386
  Net increase (decrease) in net assets
   resulting from operations                                    (961,395)      146,829      10,194,379     2,789,047

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       (3,551,446)   (1,082,998)     (7,650,015)   (2,296,520)
    Total distributions to shareholders                       (3,551,446)   (1,082,998)     (7,650,015)   (2,296,520)

CAPITAL SHARE TRANSACTIONS:*
  Shares sold                                                 19,795,515     5,710,583      23,230,596     6,842,453
  Reinvested distributions                                     2,461,875       787,743       6,272,538     2,007,604
                                                              22,257,390     6,498,326      29,503,134     8,850,057
  Shares repurchased                                         (24,327,175)   (6,530,365)    (36,334,917)  (11,448,406)
    Net decrease from capital share transactions              (2,069,785)      (32,039)     (6,831,783)   (2,598,349)
      Total decrease in net assets                            (6,582,626)     (968,208)     (4,287,419)   (2,105,822)

NET ASSETS:
  Beginning of period                                        128,185,917    38,457,668     132,473,336    40,563,490
  End of period                                            $ 121,603,291  $ 37,489,460   $ 128,185,917  $ 38,457,668
  Undistributed net investment income at end of period     $     259,884  $       -      $     259,884  $       -

*Fund share transactions:
  Shares sold                                                 12,507,635       579,552      14,688,286       692,276
  Reinvested distributions                                     1,565,051        80,022       3,972,991       203,475
                                                              14,072,686       659,574      18,661,277       895,751
  Shares repurchased                                         (15,397,652)     (663,005)    (23,026,932)   (1,161,405)
    Net decrease in fund shares                               (1,324,966)       (3,431)     (4,365,655)     (265,654)

See accompanying Notes to Financial Statements.


Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES:
The Trust is registered under the Investment
Company Act of 1940, as amended, as a
diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The
Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Debt securities (other than shortterm obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service or by utilizing matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the TrustOs Board of Trustees.

B. Federal and State Taxes - The Trust intends to distribute to shareholders all taxable income of each Series and otherwise comply with the Internal
Revenue Code applicable to regulated investment companies. Therefore, no provision for federal or state tax is required.

C. Security Transactions and Investment Income -
Security transactions are accounted for on the date the securities are purchased or sold.
Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Market discounts on debt securities are accreted; premiums are not amortized.

D. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
Actual results could differ from such estimates.


2. MANAGEMENT FEES:
Management fees for services which include administration, trusteesO and agentsO compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the TrustOs shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the period from December 1, 1991 to May 31, 1999, which the fee for Portfolio S has been voluntarily reduced to an annual rate of .65 of 1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones
& Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the six months ended
May 31, 1999 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Portfolio L
     Purchases                  $  40,577,256
     Proceeds from sales           38,068,067

Portfolio S
     Purchases                  $  17,727,189
     Proceeds from sales           18,424,952


Financial Highlights

Portfolio L

Condensed data for a share of
capital stock outstanding
throughout each period.

                                             SIX MONTHS ENDED              Years Ended
                                                November 30,
                                                MAY 31, 1999
                                                (UNAUDITED)    1998     1997    1996    1995    1994
Per Share Data
Net asset value, beginning of period               $ 1.59    $ 1.56   $ 1.55  $ 1.58  $ 1.47  $ 1.67
  Income (loss) from investment operations:
    Net investment income                            .040      .094     .098    .107    .108    .108
    Net gains (losses) on securities
     (both realized and unrealized)                 (.045)     .030     .010   (.030)   .110   (.149)
  Total from investment operations                  (.005)     .124     .108    .077    .218   (.041)
  Less distributions:
    Dividends from net investment income            (.045)    (.094)   (.098)  (.107)  (.108)  (.108)
    Distributions from capital gains                  -         -        -       -       -     (.051)
  Total distributions                               (.045)    (.094)   (.098)  (.107)  (.108)  (.159)
Net asset value, end of period                     $ 1.54    $ 1.59   $ 1.56  $ 1.55  $ 1.58  $ 1.47
Total return*                                       (.33%)    8.13%    7.26%   5.17%  15.28%  (2.71%)

Ratios/Supplemental Data
Net assets, end of period (in millions)            $  122    $  128   $  132  $  142  $  161  $  140
Ratio of expenses to average net assets**            .97%      .97%     .97%    .97%    .97%    .97%
Ratio of net investment income
 to average net assets**                            5.74%     5.93%    6.38%    6.96%  7.06%   6.95%
Portfolio turnover rate                               30%       43%      59%      61%    50%     40%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights


Portfolio S

Condensed data for a share of capital stock outstanding throughout each period.

                                             SIX MONTHS ENDED              Years Ended
                                                November 30,
                                                MAY 31, 1999
                                                (UNAUDITED)  1998    1997    1996    1995     1994
Per Share Data
Net asset value, beginning of period               $ 9.91  $ 9.78  $ 9.77  $ 9.90  $ 9.43  $ 10.48
  Income (loss) from investment operations:
     Net investment income                           .280    .582    .618    .692    .726     .694
     Net gains (losses) on securities
          (both realized and unrealized)            (.240)   .130    .010   (.130)   .470    (.899)
  Total from investment operations                   .040    .712    .628    .562   1.196    (.205)
  Less distributions:
     Dividends from net investment income           (.280)  (.582)  (.618)  (.692)  (.726)   (.694)
     Distributions from capital gains                  -       -       -       -       -     (.151)
  Total distributions                               (.280)  (.582)  (.618)  (.692)  (.726)   (.845)
Net asset value, end of period                    $  9.67  $ 9.91  $ 9.78  $ 9.77  $ 9.90  $  9.43
Total return*                                        .40%   7.47%   6.70%   5.96%  13.10%   (2.06%)

Ratios/Supplemental Data
Net assets, end of period (in millions)           $   37   $   38  $   41  $   34  $   33  $    30
Ratio of expenses to average net assets**           .67%     .67%    .67%    .66%    .67%     .67%
Ratio of net investment income
 to average net assets**                           5.77%    5.90%   6.42%   7.10%   7.47%     7.02%
Ratio of expenses to average net assets before
 voluntary reduction of management fee**            .97%     .97%    .97%    .96%    .97%      .97%
Portfolio turnover rate                              47%      60%     65%     48%     57%       42%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


This report has been prepared for the
information of the Shareholders of D.L. Babson
Bond Trust and is not to be construed as an offering of the shares of the Trust. Shares of this Trust and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BABSON FUNDS
EQUITIES
Enterprise Fund
Enterprise Fund II
Growth Fund
Shadow Stock Fund
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FIXED INCOME
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Babson Funds

Jones & Babson
Distributors
A Member of the
Generali Group

Jones & Babson Distributors
A Member of the Generali Group
P.O. BOX 419757, KANSAS CITY MO 64141-6757


1-800-4-babson (1-800-422-2766)
www.babsonfunds.com

JB7C-1 (7/99)                           508504